Organization (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net revenues				¥ 204,953
Net income	¥ 604,630	$ 87,939	¥ 474,821	291,029
VIE
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net revenues	3,917,701	569,806	3,545,430	1,761,380
Net income	¥ 231,872	$ 33,724	¥ 474,821	¥ 291,029